Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Shareholder's Equity

Note 9—Shareholder’s Equity

As of December 31, 2009, the common stock of Pacific Drilling Limited consisted of 805,000 shares of authorized and issued common stock with $0.001 par value.

On November 29, 2010, $655 million of the related-party loan from Winter Finance was assigned to Quantum. The related-party loan was then converted to equity in Pacific Drilling, in the form of additional paid in capital by means of it being contributed, by Quantum, as an additional capital contribution for the common stock held by it as sole shareholder of the Company.

On December 10, 2010, the Board of Pacific Drilling Limited authorized and approved an amendment and restatement of its Articles of Incorporation, to increase the authorized number of shares of common stock, no par value per share, to 2,000,000 shares of common stock.

On December 31, 2010, Quantum was assigned all outstanding principal and accrued interest of the related-party loan from Winter Finance, which was then converted to equity, in the amount of $892.6 million, in Pacific Drilling in exchange for the issuance of 1,115,761 shares of common stock.

On March 11, 2011, Pacific Drilling S.A. was incorporated under the form of a société anonyme governed by the laws of the Grand Duchy of Luxembourg with a share capital of $50,000 represented by 50,000 common shares, no par value.

On March 23, 2011, Quantum Pacific Group was assigned all outstanding principal and accrued interest of the related-party loan in the amount of $142.8 million, which was then converted to equity in the Company by means of it being contributed as additional consideration for the existing shares held by it as sole shareholder of the Company.

On March 30, 2011, the Company assigned its interests in TPDI’s equity, promissory notes to Joint Venture and accrued interest on promissory notes from Joint Venture to a subsidiary of the Quantum Pacific Group. The assignment was recorded and presented as a dividend in-kind within our consolidated financial statements.

Additionally, on March 30, 2011, the Board of Pacific Drilling S.A. resolved to split the 50,000 incorporation common shares into 5,000,000 common shares, no par value. The Board also resolved for Quantum Pacific (Gibraltar) Limited to become the indirect sole shareholder of all issued Pacific Drilling Limited common shares in exchange for the issuance of 145,000,000 common shares of Pacific Drilling S.A. Further, on March 30, 2011, the shareholder held a general meeting to approve amending the Company’s Articles to authorize the Board of Directors, for a period of five years, to issue up to $50,000,000 of share capital (inclusive of current share capital of the Company).

On April 5, 2011, Pacific Drilling completed a private placement of 60,000,000 common shares for net proceeds of approximately $575.5 million, $0.01 par value.

In November 2011, the Company completed an initial public offering of 6,000,000 common shares. In December 2011, the underwriters purchased an additional 900,000 common shares pursuant to the full exercise of an over-allotment option. The initial public offering resulted in net proceeds of approximately $50.3 million.

In December 2011, the Company also issued 7,200,000 common shares to one of our wholly-owned subsidiaries, which represents 3.3% of our outstanding common shares. These common shares are held in treasury for purposes of administering our Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan.

As of December 31, 2012, the Company’s share capital consisted of 5,000,000,000 common shares authorized, 224,100,000 common shares issued and 216,902,000 common shares outstanding of which approximately 69.2% is held by Quantum Pacific (Gibraltar) Limited.